EARNINGS FROM ASSOCIATES - Summary of Earnings (Losses) of Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [abstract]
Share of profits of associates (note 13)	£ 37	£ 34	£ 25
Dividends received from nil carrying value associates	2	2	45
Earnings from associates	£ 39	£ 36	£ 70